Income Taxes - Schedule of Reconciliations of Statutory Federal Income Tax Rate to Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statutory federal income tax rate	34.00%	34.00%
Nondeductible compensation	5.70%	2.20%
Effective income tax rate	0.00%	0.00%
OneMain Holdings, Inc. [Member]
Statutory federal income tax rate	35.00%	35.00%	35.00%
Non-controlling interests	(2.77%)	19.77%	(5.12%)
State income taxes, net of federal	1.05%	7.06%	1.41%
Tax impact of United Kingdom subsidiary liquidation	(0.60%)
Excess tax benefit on share-based compensation	(0.49%)
Nontaxable investment income	(0.26%)	0.20%	(0.11%)
Nondeductible compensation		(2.40%)
Other, net	(0.16%)	(0.61%)	0.46%
Effective income tax rate	31.77%	59.02%	31.64%